Share-based compensation - Changes Stock Options (Details) - 12 months ended Dec. 31, 2021	€ / shares shares	$ / shares € / shares shares	$ / shares shares
EUR-denominated Option Awards | Euro Member Countries, Euro
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	68,540	68,540
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(10,717)	(10,717)
Number of options, Forfeited (in shares)	100	100
Number of option, Expired (in shares)	0	0
Number of options, Outstanding, ending (in shares)	57,923	57,923
Number of options, Exercisable (in shares)	57,923	57,923	57,923
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | € / shares	€ 70.02
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | € / shares	48.77
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | € / shares	28.77
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | € / shares	73.87
Weighted average exercise price per ordinary share (in usd/eur per share) | € / shares	€ 73.87	€ 73.87
US-denominated Option Awards | US dollar
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	42,255	42,255
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(7,004)	(7,004)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	0	0
Number of options, Outstanding, ending (in shares)	35,251	35,251
Number of options, Exercisable (in shares)	35,251	35,251	35,251
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | $ / shares		€ 86.87
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | $ / shares		69.32
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | $ / shares		€ 90.36
Weighted average exercise price per ordinary share (in usd/eur per share) | $ / shares			$ 90.36